UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: BBR Partners, LLC
      Two Grand Central Tower
      140 E. 45th Street - 26th Floor
      New York, NY 10017



Form 13F File Number:  28-14080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Anson
Title:  Chief Compliance Officer
Phone:  212-313-9871

Signature, Place, and Date of Signing:

   Michael Anson               New York, NY           February 11, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                  -----------------------

Form 13F Information Table Entry Total:            51
                                                  -----------------------

Form 13F Information Table Value Total:            $427215 (x1000)
                                                  -----------------------


List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      244          3726 SH       Sole                  3726.00
Activision Blizzard Inc        COM              00507v109      550         51800 SH       Sole                 51800.00
Apple Inc                      COM              037833100      468           880 SH       Sole                   880.00
Aqua America Inc               COM              03836W103      272         10697 SH       Sole                 10697.00
Avago Technologies Ltd         SHS              y0486s104      382         12056 SH       Sole                 12056.00
Avis Budget Group              COM              053774105      297         15000 SH       Sole                 15000.00
Berkshire Hathaway Inc DEL     CLA              084670108      670             5 SH       Sole                     5.00
Black Hills Corp               COM              092113109      262          7200 SH       Sole                  7200.00
Brown Forman Corp              CLA              115637100   222075       3610973 SH       Sole               3610973.00
Brown Forman Corp 	       CLB              115637209     4793         75783 SH       Sole                 75783.00
Capitalsource Inc              COM              14055x102      197         26000 SH       Sole                 26000.00
Caterpillar Inc Del            COM              149123101      210          2346 SH       Sole                  2346.00
E M C Corp Mass Com            COM              268648102      219          8661 SH       Sole                  8661.00
Ellington Financial LLC        COM              288522303     1217         54193 SH       Sole                 54193.00
Empeiria Acquisition Corp      COM              29158y103      102         10000 SH       Sole                 10000.00
Express Scripts Hldg Co        COM              30219g108      447          8274 SH       Sole                  8274.00
Exxon Mobil Corp               COM              30231g102      959         11078 SH       Sole                 11078.00
Facebook Inc                   CLA              30303M102      494         18559 SH       Sole                 18559.00
Gartner Inc                    COM              366651107      465         10102 SH       Sole                 10102.00
General Electric Co            COM              369604103      564         26874 SH       Sole                 26874.00
Genworth Finl Inc              COM CLA          37247d106      751        100000 SH       Sole                100000.00
Goldman Sachs Group Inc        COM              38141g104    16476        129166 SH       Sole                129166.00
Greenlight Capital Re Ltd      CLA              g4095j109     1154         50000 SH       Sole                 50000.00
Hertz Global Holdings Inc      COM              42805t105      163         10000 SH       Sole                 10000.00
Home Depot Inc                 COM              437076102      417          6740 SH       Sole                  6740.00
Howard Hughes Corp             COM              44267D107      252          3450 SH       Sole                  3450.00
Humana Inc                     COM              444859102    11956        174216 SH       Sole                174216.00
Hydrodec Group PLC             COM              g4674t106       59        296000 SH       Sole                296000.00
Insite Vision Inc Com          COM              457660108        8         26800 SH       Sole                 26800.00
International Business Machs   COM              459200101      914          4770 SH       Sole                  4770.00
Johnson & Johnson              COM              478160104      664          9472 SH       Sole                  9472.00
Ladenburg Thalman Fin Svcs I   COM              50575q102       70         50000 SH       Sole                 50000.00
Market Vectors ETF Tr Gold Min GOLD MINER ETF   57060U100     9927        214000 SH       Sole                214000.00
Pepsico Inc                    COM              713448108      761         11123 SH       Sole                 11123.00
Procter & Gamble Co            COM              742718109      477          7023 SH       Sole                  7023.00
Research In Motion Ltd         COM              760975102      331         27905 SH       Sole                 27905.00
SPDR Gold Trust                GOLD SHS         78463v107      349          2156 SH       Sole                  2156.00
SPDR Index Shs Fds Euro Stoxx  EURO STOXX 50 ETF78463x202      780         22500 SH       Sole                 22500.00
SPDR S&P 500 ETF TR            TR UNIT          78462F103   116388        817277 SH       Sole                817277.00
Texas Roadhouse Inc            COM              882681109      353         21000 SH       Sole                 21000.00
United Technologies Corp       COM              913017109      508          6195 SH       Sole                  6195.00
Vanguard Intl Equity Index F   TT WRLD ST ETF   922042742    23543        476380 SH       Sole                476380.00
Vanguard Index Fds Total Stk M TOTAL STK MKT    922908769      226          3080 SH       Sole                  3080.00
Wells Fargo & Co New           COM              949746101      308          9004 SH       Sole                  9004.00
Zynga Inc                      CLA              98986t108       24         10000 SH       Sole                 10000.00
iShares DJ Intl Select Div Idx DJ INTL SE DIVD  464288448      416         12361 SH       Sole                 12361.00
iShares High Dividend Equity F HGH DIV EQT FD   46429B663      411          7000 SH       Sole                  7000.00
iShares MSCI EAFE Index        MSCI EAFE Index  464287465     1456         25600 SH       Sole                 25600.00
iShares Russell 2000 Growth    RUSL 2000 GROW   464287648     2766         29026 SH       Sole                 29026.00
iShares Tr MSCI Emerg Mkt      MSCI EMERG MKT   464287234      377          8500 SH       Sole                  8500.00
Universal Business Pmnt Sol 5/ *W EXP 05/09/201 913384111       43        166667 SH       Sole                166667.00